Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retail Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 2,130,237,385	$ 2,672,861,933	$ 3,015,904,963
Retail Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,964,923,032	2,444,601,082	2,722,642,214
Retail Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	52,377,659	72,155,002	74,460,761
Retail Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,487,024	25,472,302	27,270,773
Retail Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	15,809,461	28,483,193	19,005,636
Retail Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	78,640,209	102,150,354	172,525,579
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,564,137,800	2,166,058,938
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,537,696,853	2,122,701,997
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	26,440,947	43,356,941
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	460,091,562	373,366,947
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	409,893,588	304,480,253
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	22,970,668	25,055,183
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	16,241,852	22,437,971
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,985,454	21,393,540
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	106,008,023	133,436,048
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	17,332,591	17,418,832
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,966,044	3,742,878
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,245,172	3,034,331
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,824,007	7,089,653
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	78,640,209	102,150,354
Retail Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,986,242,844	2,409,758,075	2,634,111,845
Loss allowance	(143,994,541)	(263,103,858)	(381,793,118)
Retail Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,533,695,742	2,079,431,250
Loss allowance	(30,442,058)	(86,627,688)
Retail Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	429,235,591	307,772,829
Loss allowance	(30,855,971)	(65,594,118)
Retail Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	23,311,511	22,553,996
Loss allowance	(82,696,512)	(110,882,052)
Retail like Portfolio
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	27,244,873	50,675,462	51,705,819	$ 83,459,241
Retail like Portfolio | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	5,402,377	27,997,688	3,152,113	10,321,257
Retail like Portfolio | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	4,704,155	5,359,750	16,645,948	39,329,541
Retail like Portfolio | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	17,138,341	17,318,024	31,907,758	33,808,443
Retail like Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,369,100,221	1,938,047,906	2,144,374,454
Retail like Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,315,936,055	1,883,314,111	2,086,673,984
Retail like Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	20,355,344	27,322,623	22,489,986
Retail like Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,996,940	7,305,488	4,738,440
Retail like Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,062,664	3,975,279	3,236,707
Retail like Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	22,749,218	16,130,405	27,235,337
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,120,166,611	1,810,927,435
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,109,048,384	1,790,513,318
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	9,762,416	20,414,117
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,300,590	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	55,221	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	216,464,170	99,516,916
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	200,694,574	86,577,444
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,973,372	4,802,513
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,857,642	6,183,098
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,938,582	1,953,861
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	32,469,440	27,603,555
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,193,097	6,223,349
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,619,556	2,105,993
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	838,708	1,122,390
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,068,861	2,021,418
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	22,749,218	16,130,405
Retail like Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,341,855,348	1,887,372,444	2,092,668,635
Loss allowance	(27,244,873)	(50,675,462)	(51,705,819)
Retail like Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,114,764,234	1,782,929,747
Loss allowance	(5,402,377)	(27,997,688)
Retail like Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	211,760,015	94,157,166
Loss allowance	(4,704,155)	(5,359,750)
Retail like Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	15,331,099	10,285,531
Loss allowance	(17,138,341)	(17,318,024)
Wholesale Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,335,600,083	5,714,742,010	6,294,973,399
Wholesale Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,742,995	2,553,973	8,927,408
Wholesale Portfolio | Gross Carrying amount | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,328,355,884	5,706,156,983	6,283,422,421
Wholesale Portfolio | Gross Carrying amount | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,501,204	6,031,054	2,623,570
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,176,545,194	5,674,685,585
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,176,545,194	5,674,685,585
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	156,293,645	37,502,452
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	151,810,690	31,471,398
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	4,482,955	6,031,054
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,761,244	2,553,973
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,742,995	2,553,973
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	18,249	0
Wholesale Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,313,924,601	5,692,715,992	6,264,222,632
Loss allowance	(21,675,482)	(22,026,018)	(30,750,767)
Wholesale Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	8,161,118,043	5,657,038,890
Loss allowance	(15,427,151)	(17,646,695)
Wholesale Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	151,987,677	34,825,229
Loss allowance	(4,305,968)	(2,677,223)
Wholesale Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	818,881	851,873
Loss allowance	(1,942,363)	(1,702,100)
Naranja ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	85,872,985	103,379,473	117,786,679	113,423,557
Naranja ECL | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	50,426,865	49,429,319	69,427,139	68,431,998
Naranja ECL | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	12,430,987	20,698,182	15,375,380	10,874,043
Naranja ECL | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	23,015,133	33,251,972	32,984,160	$ 34,117,516
Naranja ECL | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,909,826,337	2,157,368,865	2,263,344,789
Naranja ECL | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,760,422,139	1,922,073,168	2,070,863,712
Naranja ECL | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	77,334,276	122,037,937	98,792,882
Naranja ECL | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	24,898,764	42,859,189	29,657,309
Naranja ECL | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,268,842	18,419,585	15,524,512
Naranja ECL | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	36,902,316	51,978,986	48,506,374
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,824,781,031	2,022,615,720
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,750,328,701	1,906,514,965
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	74,452,330	116,100,755
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	48,142,990	77,246,124
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,093,438	12,527,852
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,881,946	5,063,627
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	24,898,764	41,950,757
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,268,842	17,703,888
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	36,902,316	57,507,021
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	3,030,351
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	873,555
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	908,432
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	0	715,697
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	36,902,316	51,978,986
Naranja ECL | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,823,953,352	2,053,989,392	2,145,558,110
Loss allowance	(85,872,985)	(103,379,473)	$ (117,786,679)
Naranja ECL | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,774,354,166	1,973,186,401
Loss allowance	(50,426,865)	(49,429,319)
Naranja ECL | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	35,712,003	56,547,942
Loss allowance	(12,430,987)	(20,698,182)
Naranja ECL | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	13,887,183	24,255,049
Loss allowance	$ (23,015,133)	$ (33,251,972)